Advance to Supplier	12 Months Ended
Mar. 31, 2026
Advance to Supplier [Abstract]
ADVANCE TO SUPPLIER

Note 7 — ADVANCE TO SUPPLIER

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Advance to supplier	800,000	3,043,674	2,359,304

In the prior financial year, the Company paid a deposit of S$0.80 million to a supplier for the acquisition of battery energy storage system (“BESS”) units.

During the financial year, the Company entered into a new agreement with the same supplier for the purchase of BESS units for a total initial payment of S$4.02 million. In addition to the prior year deposit of S$0.80 million, an additional S$3.22 million was paid to supplier during the year.

Under the agreement, the purchase price of each unit delivered is offset against the advances instead of being settled separately upon delivery. The units are expected to be delivered over a period of two years from the date of the agreement. During the financial year, S$0.98 million was offset against the advances. The remaining balance of S$3.04 million as at 31 March 2026 represents the unutilized portion available for offset against future deliveries.